Convertible Notes Payable (Tables)	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule Of Convertible Notes Outstanding [Table Text Block]
The convertible notes outstanding as of June 30, 2014 and 2013 include:

	2014	2013

2010 Notes (A)	$60,000	$562,500
2011 Notes (B)	-	645,000
2011 Notes (C)	-	1,700,000
2012 Notes (D)	-	825,000
Total	$60,000	$3,732,500